SHARE PREMIUM ACCOUNT (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE PREMIUM ACCOUNT (Details) [Line Items]
Redemption Of Preference Shares	[1]		£ 210	£ 131
5.92% Non-cumulative Fixed to Floating Rate Preference shares callable 2015 [Member] | 6.0884% Non-Cumulative Fixed to Floating Rate Preference Shares callable 2015 [Member]
SHARE PREMIUM ACCOUNT (Details) [Line Items]
Redemption Of Preference Shares				£ 131
Sterling equivalent [Member] | 6.267% Non-Cumulative Callable Fixed to Floating Rate Preference Shares callable 2016 [Member]
SHARE PREMIUM ACCOUNT (Details) [Line Items]
Redemption Of Preference Shares			£ 210

[1]	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of £210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £210 million was transferred from the distributable merger reserve to the share premium account (2015: £131 million in respect of the redemption of the outstanding 6.0884% Non-cumulative Fixed to Floating Rate Preference Shares and 5.92% Non-cumulative Fixed to Floating Rate Preference Shares).